Vanguard® Massachusetts Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.7%)
Massachusetts (97.1%)
	Acton & Boxborough MA Regional School District GO	2.125%	3/1/43	150	100
	Andover MA GO	4.000%	11/15/33	560	576
	Andover MA GO	2.000%	9/15/34	1,075	890
	Andover MA GO	4.000%	11/15/34	455	467
	Andover MA GO	2.000%	9/15/35	1,085	864
	Andover MA GO	2.000%	9/15/36	1,085	835
	Andover MA GO	2.000%	9/15/37	1,090	810
	Andover MA GO	2.000%	9/15/39	1,110	784
	Andover MA GO	2.000%	9/15/40	1,115	771
	Andover MA GO	2.000%	9/15/41	1,025	689
	Ashland MA GO	3.000%	8/1/47	3,180	2,464
	Ashland MA GO	2.250%	5/15/51	1,930	1,172
	Ashland MA GO	3.000%	8/1/52	2,890	2,149
	Attleboro MA GO	2.625%	10/15/50	3,335	2,260
	Berkshire Wind Power Cooperative Corp. Electric Power & Light Revenue (Berkshire Wind Project)	5.000%	7/1/29	420	448
	Berkshire Wind Power Cooperative Corp. Electric Power & Light Revenue (Berkshire Wind Project)	5.000%	7/1/30	450	481
[1]	Billerica MA (School Project Loan-Chapter 70B) GO TOB VRDO	3.960%	9/1/23	2,000	2,000
	Blue Hills Regional Technical High School District (School Project Loan-Chapter 70B) GO	3.375%	7/15/39	100	90
	Boston MA GO	5.000%	5/1/36	2,725	2,943
	Boston MA GO	5.000%	11/1/36	7,070	8,184
	Boston MA GO	5.000%	11/1/37	9,120	10,448
	Boston MA GO	5.000%	11/1/40	5,205	5,682
	Boston MA GO	5.000%	11/1/40	6,650	7,405
	Boston MA GO	5.000%	11/1/41	1,600	1,775
	Braintree MA GO	3.000%	6/1/34	1,810	1,714
	Braintree MA GO	3.000%	6/1/36	1,790	1,626
	Braintree MA GO	3.000%	6/1/37	395	350
	Braintree MA GO	3.375%	6/1/37	120	108
	Braintree MA GO	4.000%	6/1/42	625	611
	Bristol County MA GO	5.250%	6/1/45	4,405	4,809
	Bristol County MA GO	4.000%	6/1/51	9,485	8,989
	Bristol-Plymouth Regional Vocational Technical School District GO BAN	5.000%	2/28/24	10,000	10,070
	Brockton MA GO	4.000%	8/1/47	4,470	4,298
	Brockton MA GO	4.000%	8/1/52	7,290	6,887
	Brookline MA GO	2.000%	2/15/41	6,755	4,601
	Burlington MA GO	2.750%	1/15/41	600	471
	Burlington MA GO	2.750%	1/15/42	620	478

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burlington MA GO	2.750%	1/15/43	635	484
	Burlington MA GO	2.750%	1/15/44	655	492
	Burlington MA GO	2.750%	1/15/46	1,360	996
	Burlington MA GO	2.750%	1/15/50	2,565	1,802
	Canton MA GO	2.500%	3/15/38	150	120
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/31	485	499
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/32	1,520	1,562
	Central Berkshire MA Regional School District GO	3.000%	6/1/32	1,125	1,079
	Central Berkshire MA Regional School District GO	3.000%	6/1/34	1,000	947
	Central Berkshire MA Regional School District GO	3.000%	6/1/35	1,280	1,190
	Central Berkshire MA Regional School District GO	3.000%	6/1/36	1,120	1,017
	Chicopee MA GO	3.000%	8/15/35	380	352
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/39	605	581
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/49	3,250	2,973
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/54	2,620	2,355
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/26	955	985
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/24	2,500	2,533
	Commonwealth of Massachusetts GO	5.000%	5/1/25	1,610	1,656
	Commonwealth of Massachusetts GO	5.000%	5/1/29	825	917
	Commonwealth of Massachusetts GO	5.000%	10/1/29	1,600	1,791
	Commonwealth of Massachusetts GO	5.000%	5/1/30	3,560	4,023
	Commonwealth of Massachusetts GO	5.000%	7/1/30	1,500	1,700
[2]	Commonwealth of Massachusetts GO	5.500%	8/1/30	165	189
	Commonwealth of Massachusetts GO	5.000%	5/1/31	5,735	6,570
	Commonwealth of Massachusetts GO	5.000%	7/1/32	3,000	3,150
	Commonwealth of Massachusetts GO	4.000%	9/1/32	550	561
	Commonwealth of Massachusetts GO	5.000%	7/1/33	5,500	5,774
	Commonwealth of Massachusetts GO	4.500%	7/1/34	13,295	13,540
	Commonwealth of Massachusetts GO	5.000%	7/1/35	5,000	5,227
	Commonwealth of Massachusetts GO	5.000%	1/1/36	5,115	5,545
	Commonwealth of Massachusetts GO	3.000%	3/1/36	1,160	1,060
	Commonwealth of Massachusetts GO	5.000%	7/1/36	145	160
	Commonwealth of Massachusetts GO	4.000%	11/1/36	5,235	5,369
	Commonwealth of Massachusetts GO	5.000%	1/1/38	1,205	1,273
	Commonwealth of Massachusetts GO	5.000%	7/1/38	1,250	1,360
	Commonwealth of Massachusetts GO	5.000%	1/1/39	1,500	1,598
	Commonwealth of Massachusetts GO	3.250%	2/1/39	125	111
	Commonwealth of Massachusetts GO	5.000%	5/1/39	610	652
	Commonwealth of Massachusetts GO	3.000%	7/1/39	6,500	5,546
	Commonwealth of Massachusetts GO	3.000%	11/1/39	3,505	2,984
	Commonwealth of Massachusetts GO	5.000%	11/1/39	1,115	1,173
	Commonwealth of Massachusetts GO	5.000%	1/1/40	2,300	2,416
	Commonwealth of Massachusetts GO	4.000%	2/1/40	5,000	4,983
	Commonwealth of Massachusetts GO	4.000%	5/1/40	5,000	4,983
	Commonwealth of Massachusetts GO	5.000%	7/1/40	200	215
	Commonwealth of Massachusetts GO	3.000%	11/1/40	1,670	1,401
	Commonwealth of Massachusetts GO	5.000%	11/1/40	1,145	1,201
	Commonwealth of Massachusetts GO	3.000%	2/1/41	245	203
	Commonwealth of Massachusetts GO	5.000%	5/1/41	500	551
	Commonwealth of Massachusetts GO	3.000%	11/1/41	4,500	3,710
	Commonwealth of Massachusetts GO	4.000%	2/1/42	1,475	1,452
	Commonwealth of Massachusetts GO	5.000%	4/1/42	8,650	8,973

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.250%	4/1/42	3,000	3,137
	Commonwealth of Massachusetts GO	4.000%	5/1/42	685	674
	Commonwealth of Massachusetts GO	5.000%	5/1/42	8,200	8,989
	Commonwealth of Massachusetts GO	3.000%	11/1/42	300	243
	Commonwealth of Massachusetts GO	5.000%	11/1/42	1,860	1,938
	Commonwealth of Massachusetts GO	5.000%	1/1/43	3,045	3,175
	Commonwealth of Massachusetts GO	2.500%	3/1/43	750	543
	Commonwealth of Massachusetts GO	5.000%	5/1/43	1,970	2,079
	Commonwealth of Massachusetts GO	5.000%	5/1/43	3,400	3,720
	Commonwealth of Massachusetts GO	5.000%	5/1/43	1,965	2,150
	Commonwealth of Massachusetts GO	5.250%	1/1/44	9,705	10,323
	Commonwealth of Massachusetts GO	5.000%	5/1/44	3,000	3,268
	Commonwealth of Massachusetts GO	5.000%	1/1/45	1,150	1,194
	Commonwealth of Massachusetts GO	5.000%	7/1/45	6,155	6,517
	Commonwealth of Massachusetts GO	5.000%	11/1/45	3,860	4,097
	Commonwealth of Massachusetts GO	5.000%	5/1/46	2,250	2,358
	Commonwealth of Massachusetts GO	3.000%	3/1/47	9,680	7,469
	Commonwealth of Massachusetts GO	3.000%	4/1/47	7,500	5,784
	Commonwealth of Massachusetts GO	5.250%	4/1/47	4,500	4,678
	Commonwealth of Massachusetts GO	5.250%	10/1/47	3,500	3,825
	Commonwealth of Massachusetts GO	3.000%	4/1/48	2,685	2,051
	Commonwealth of Massachusetts GO	5.000%	5/1/48	25,560	27,441
	Commonwealth of Massachusetts GO	3.000%	7/1/48	1,285	980
	Commonwealth of Massachusetts GO	5.000%	7/1/48	10,000	10,549
	Commonwealth of Massachusetts GO	5.000%	9/1/48	7,500	7,972
	Commonwealth of Massachusetts GO	5.000%	1/1/49	4,650	4,846
	Commonwealth of Massachusetts GO	3.000%	3/1/49	1,255	951
	Commonwealth of Massachusetts GO	3.000%	4/1/49	4,555	3,452
	Commonwealth of Massachusetts GO	2.750%	3/1/50	2,500	1,755
	Commonwealth of Massachusetts GO	2.000%	4/1/50	7,780	4,502
	Commonwealth of Massachusetts GO	5.000%	11/1/50	8,595	9,064
	Commonwealth of Massachusetts GO	2.125%	4/1/51	9,205	5,431
	Commonwealth of Massachusetts GO	5.000%	10/1/52	2,770	2,949
	Commonwealth of Massachusetts GO	5.250%	10/1/52	4,665	5,069
	Commonwealth of Massachusetts GO	5.000%	11/1/52	7,700	8,201
	Commonwealth of Massachusetts GO	5.000%	5/1/53	30,890	32,959
[1]	Commonwealth of Massachusetts GO TOB VRDO	4.090%	9/7/23	4,000	4,000
[3]	Commonwealth of Massachusetts Hotel Occupancy Tax Revenue	5.500%	1/1/25	275	282
[3]	Commonwealth of Massachusetts Hotel Occupancy Tax Revenue	5.500%	1/1/27	310	332
[3]	Commonwealth of Massachusetts Hotel Occupancy Tax Revenue	5.500%	1/1/28	3,470	3,797
[3,4]	Commonwealth of Massachusetts Hotel Occupancy Tax Revenue	5.500%	1/1/34	12,115	14,171
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/35	190	198
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/37	8,500	9,392
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	3.000%	6/1/39	4,545	3,880
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	7,900	8,262
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	5,000	5,417
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	14,000	14,540
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	9,750	10,528

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/43	420	453
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.250%	6/1/43	4,000	4,230
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/48	1,100	1,143
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/49	26,565	27,779
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/50	6,060	5,762
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/50	11,165	11,816
[1]	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue TOB VRDO	4.150%	9/1/23	10,215	10,215
	Dedham MA GO	3.000%	6/1/32	890	869
	Dedham MA GO	3.000%	6/1/33	890	861
	Dedham MA GO	3.000%	6/1/34	890	853
	Dedham MA GO	3.000%	6/1/35	880	823
	Dedham MA GO	3.000%	6/1/36	880	807
	Dennis & Yarmouth Regional School District GO	2.250%	10/1/46	3,615	2,339
	Easthampton MA GO	3.000%	6/1/37	1,190	1,067
	Easthampton MA GO	3.000%	6/1/38	1,895	1,665
	Easthampton MA GO	3.000%	6/1/39	70	60
[5]	Easton MA GO	5.000%	6/1/37	245	270
	Easton MA GO	2.000%	10/15/37	265	195
[5]	Easton MA GO	5.000%	6/1/38	830	906
	Easton MA GO	2.125%	10/15/38	1,155	845
[5]	Easton MA GO	5.000%	6/1/39	1,015	1,105
	Easton MA GO	2.250%	10/15/40	810	580
[5]	Easton MA GO	4.000%	6/1/41	1,090	1,075
	Easton MA GO	2.250%	10/15/41	615	432
	Easton MA GO	2.500%	10/15/46	2,000	1,364
	Fall River MA GO	3.000%	12/1/36	2,265	1,994
	Fall River MA GO	3.000%	12/1/37	2,335	2,022
	Fall River MA GO	2.500%	12/1/39	100	75
	Fall River MA GO	2.000%	12/1/40	155	102
	Fall River MA GO	2.000%	12/1/43	105	65
	Fall River MA GO BAN	4.000%	2/2/24	25,000	25,048
	Framingham MA GO	3.000%	12/15/35	900	826
	Framingham MA GO	2.000%	12/15/39	1,215	849
	Framingham MA GO	2.000%	12/15/40	1,235	844
	Framingham MA GO	2.000%	12/15/41	1,245	834
[5]	Gardner MA GO	2.000%	8/1/39	1,230	857
	Gardner MA GO	4.000%	1/15/45	1,650	1,602
[5]	Gardner MA GO	2.125%	8/1/46	1,160	724
	Gardner MA GO	4.125%	1/15/48	2,930	2,836
	Gloucester MA GO	2.000%	9/15/40	855	589
	Gloucester MA GO	2.125%	9/15/42	885	596
	Gloucester MA GO	2.125%	9/15/43	655	435
	Groton MA GO BAN	4.000%	2/16/24	5,187	5,198
	Harvard MA GO	3.000%	8/15/35	1,260	1,173
	Hingham MA GO BAN	4.000%	2/16/24	5,543	5,562
	Lawrence MA GO	4.000%	2/1/35	2,390	2,516
	Lawrence MA GO	3.000%	2/1/49	3,790	2,807
	Lawrence MA GO	4.000%	6/1/49	1,800	1,717
	Lawrence MA GO	4.125%	6/1/51	2,165	2,075
	Lawrence MA GO	4.125%	6/1/52	2,175	2,079
	Leominster MA GO	4.000%	3/1/34	400	421
	Leominster MA GO	4.000%	3/1/36	675	701

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Leominster MA GO	3.000%	3/1/42	125	101
Leominster MA GO	3.000%	3/1/52	4,000	2,907
Leominster MA GO BAN	4.000%	2/2/24	7,565	7,577
Lexington MA GO	3.125%	2/1/37	1,000	911
Lexington MA GO	3.250%	2/1/38	1,410	1,263
Lexington MA GO	3.625%	2/1/49	450	390
Lincoln MA GO	3.125%	3/1/37	1,880	1,706
Lincoln MA GO	3.250%	3/1/40	1,150	1,017
Littleton MA GO	3.250%	6/15/38	205	186
Longmeadow MA GO	4.000%	5/15/31	1,300	1,341
Lowell MA GO	4.000%	9/1/30	1,935	2,008
Lowell MA GO	3.000%	9/1/33	2,170	2,069
Lowell MA GO	3.000%	9/1/34	2,215	2,093
Lowell MA GO	2.125%	9/1/42	1,040	701
Lowell MA GO	2.125%	9/1/43	895	594
Lowell MA GO	4.000%	8/1/47	4,855	4,669
Ludlow MA GO	4.000%	2/1/29	725	744
Ludlow MA GO	4.000%	2/1/30	855	876
Ludlow MA GO	4.000%	2/1/31	685	701
Ludlow MA GO	3.000%	2/1/49	250	185
Marblehead MA GO	3.000%	8/1/39	500	431
Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/28	7,000	5,834
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/33	2,480	2,791
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/33	4,500	5,214
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/34	105	118
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/34	1,240	1,498
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/34	210	254
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35	1,270	1,349
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/36	125	128
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	360	377
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	1,045	1,093
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	5,305	5,535
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	3,500	3,652
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	5,000	5,197
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,950	3,127
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	3,000	3,288
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/43	1,680	1,745
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/43	2,240	2,450
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	7,620	7,952
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	2,020	2,091

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Bay Transportation Authority Sales Tax Revenue	2.500%	7/1/46	240	166
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	7,440	7,723
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/51	14,155	13,413
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/53	7,985	7,520
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/53	12,915	14,083
	Massachusetts Bay Transportation Authority Sales Tax Revenue BAN	4.000%	5/1/25	8,310	8,386
	Massachusetts Bay Transportation Authority Sales Tax Revenue BAN	4.000%	5/1/25	690	699
	Massachusetts Bay Transportation Authority Sales Tax Revenue, Prere.	5.000%	7/1/24	2,660	2,695
	Massachusetts Bay Transportation Authority Special Assessment Revenue	5.000%	7/1/52	16,825	17,913
	Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/39	4,865	5,254
	Massachusetts Clean Water Trust Lease Revenue	3.000%	8/1/40	1,635	1,419
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/40	2,540	2,777
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/43	2,400	2,615
	Massachusetts Clean Water Trust Water Revenue (Unrefunded BAL - MWRA Program)	5.750%	8/1/29	190	190
[3]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/25	5,035	4,786
[3]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/28	7,110	6,045
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	7/1/27	3,025	3,033
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	4/15/33	1,590	1,596
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	7/1/37	1,260	1,237
	Massachusetts Development Finance Agency Charter School Aid Revenue	4.000%	11/1/46	2,500	2,212
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	990	992
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	25	25
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	310	311
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	100	101
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	650	655
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	1,000	1,008
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/24	4,485	4,553
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/24	185	185
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/24	1,090	1,091
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	100	101
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	2,580	2,602
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	265	267

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	225	228
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,340	1,355
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,205	1,216
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	355	358
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	55	55
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/26	1,240	1,257
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	550	564
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	1,190	1,213
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	175	182
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/26	100	104
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/27	2,160	2,206
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	775	804
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	1,550	1,607
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/27	1,150	1,169
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	1,875	1,898
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	255	263
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	4,540	4,675
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	1,575	1,642
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	1,300	1,350
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/29	4,125	4,253
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/29	3,000	3,038
[2]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/29	1,400	1,537
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/29	1,945	1,989
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/29	340	328
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	2,120	2,200
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,200	1,260
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	1,820	1,850
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	40	42
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/30	210	215
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/30	1,120	1,134

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/30	2,040	2,090
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/30	355	340
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	1,500	1,556
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	715	750
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/30	165	166
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	750	760
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	1,080	1,113
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/31	500	512
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/31	370	352
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	440	456
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	1,235	1,271
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	635	643
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/32	1,500	1,542
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	1,300	1,345
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	145	149
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/32	465	467
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	125	128
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	500	519
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/33	305	313
Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/33	105	112
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	1,615	1,668
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	3,000	3,134
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	770	784
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	1,265	1,403
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/33	6,620	7,001
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/34	700	714
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/34	1,000	1,012
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,000	2,058
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,390	2,493
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	500	520

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,070	2,103
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/34	350	354
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/34	2,110	2,156
Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/34	670	762
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/35	1,000	1,021
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/35	4,580	4,616
Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/35	2,300	2,121
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/35	1,000	1,004
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	2,170	2,222
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	470	485
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	735	743
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/35	350	349
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	3,375	3,387
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	570	578
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	750	854
Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/35	650	733
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	630	639
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/36	1,750	1,740
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/36	1,750	1,790
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	3,065	3,124
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	1,160	1,169
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	485	497
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/36	5,660	6,720
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/36	375	370
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	4,785	4,780
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	2,330	2,623
Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/36	885	988
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/37	500	505
Massachusetts Development Finance Agency College & University Revenue	5.250%	3/1/37	20	20
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/37	1,230	1,209

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/37	1,250	1,256
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	725	731
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	605	616
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	1,455	1,647
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/37	3,095	2,772
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/37	400	391
Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/37	725	799
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/38	405	406
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/38	1,000	977
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	340	344
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	755	851
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/38	2,020	1,785
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/38	700	682
Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/38	550	556
Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/38	760	830
Massachusetts Development Finance Agency College & University Revenue	5.375%	5/15/39	1,585	1,775
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,985	2,673
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	305	273
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	735	715
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/39	3,675	3,675
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/39	1,065	1,065
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/39	665	748
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/39	400	386
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/39	1,700	1,667
Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/39	1,100	1,191
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/40	145	144
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/40	3,510	2,950
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/40	1,000	970
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/40	150	153
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/40	535	601

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	20,420	23,155
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/40	435	419
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/40	4,790	4,662
Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/40	950	1,025
Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/41	3,535	2,975
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/41	925	884
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/42	300	289
Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/42	5,700	5,722
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/42	990	953
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	7,000	7,278
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	200	197
Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/43	2,770	2,862
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/43	2,500	2,317
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	4,700	4,430
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/44	2,705	2,626
Massachusetts Development Finance Agency College & University Revenue	4.000%	9/1/44	400	373
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/44	1,945	1,800
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/45	100	79
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	2,605	2,382
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/45	750	707
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	4,120	3,239
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	6,330	6,063
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/47	8,325	8,035
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	9,855	8,869
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/48	7,780	8,353
Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	9,670	7,469
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/50	4,500	3,417
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	12,385	13,795
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/53	850	786
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/53	6,420	5,937

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	17,620	19,549
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/56	2,205	1,652
	Massachusetts Development Finance Agency College & University Revenue	5.450%	5/15/59	11,130	12,236
[6]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/59	6,075	6,950
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/59	16,765	17,550
	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/46	4,050	3,380
	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/51	6,060	4,886
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/28	7,220	7,810
[1]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	4.110%	9/1/23	12,795	12,795
[7]	Massachusetts Development Finance Agency College & University Revenue VRDO	3.900%	9/1/23	1,875	1,875
	Massachusetts Development Finance Agency College & University Revenue, ETM	5.000%	1/1/25	275	281
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	425	424
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	985	994
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	4,020	4,055
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	725	729
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	815	822
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	440	437
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,650	1,680
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,000	1,023
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	730	741
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	125	128
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	460	466
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	1,180	1,160
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	519
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,150	1,179
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,175	1,208
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,039
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,200	1,244
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	485	495
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,235	2,297

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,885	1,954
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,900	1,956
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,960	4,124
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,630	1,689
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	525	530
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	400	410
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,180	1,245
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,400	1,470
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	505	520
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,485	3,616
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	740	780
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,550	1,593
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,370	1,413
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,000	3,106
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,602
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,000	2,084
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,604
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	775	822
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	2,750	2,822
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	535	554
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	110	117
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	600	633
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,565	1,609
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	255	263
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,100	3,227
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,055	1,093
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	465	512
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,860	1,913
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	560	578
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,795	1,894

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	5,395	5,814
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,450	3,592
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,470	2,560
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,350	1,444
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	705	725
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,695	1,756
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,525	2,598
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,000	1,080
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	290	299
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	1,000	962
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	3,240	3,486
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,033
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,029
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,120	2,208
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	770	817
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,260	2,420
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	155	172
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,865	2,964
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,585	1,631
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	600	654
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	8,000	8,048
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	6,000	6,248
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,071
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,027
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,200	1,238
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,505	2,656
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	445	458
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	500	505
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	975	1,021
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,690	1,806

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,027
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,310	2,375
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	650	697
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,410	1,458
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	640	610
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,080	1,110
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	145	149
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,130	1,205
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,500	1,512
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	300	320
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	30	31
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	3,450	3,465
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	565	577
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	200	212
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,300	2,316
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	5,000	4,969
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,575	1,602
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	200	210
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/36	470	424
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.625%	7/15/36	1,000	951
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	255	266
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	6,190	6,645
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	350	364
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/37	1,980	1,660
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	8,000	8,081
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	5,500	5,873
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	985	1,018
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/38	1,995	1,644
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	2,130	2,129
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	275	285

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,420	1,462
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	2,045	1,658
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	445	385
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	485	420
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	13,210	12,468
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	2,500	2,360
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	710	712
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	1,850	1,856
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/42	485	405
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	5,000	5,102
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	2,180	2,225
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	7/15/43	5,750	5,391
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	15,145	12,675
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/45	7,815	7,642
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/45	15,585	11,502
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	7,800	7,157
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	2,080	1,861
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	1,150	955
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	11/15/46	8,365	8,388
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	4,650	3,657
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	1,860	1,909
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	4,480	4,540
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	6,500	6,601
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/48	2,845	2,933
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/50	10,080	10,091
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/51	100	79
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/51	520	412
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.375%	7/1/52	5,590	5,101
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/52	7,500	7,674
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/53	4,230	4,273

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	7,765	6,663
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	1,000	1,019
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/31/30	1,565	1,732
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	3.950%	9/7/23	5,700	5,700
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/32	500	480
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/33	320	306
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/34	345	327
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/34	315	299
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/37	825	733
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/39	1,015	868
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/39	840	717
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/42	475	407
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/50	1,625	1,302
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	7,350	6,575
[8]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	8,633	8,780
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/23	135	135
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/26	185	187
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	4/1/27	680	722
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/27	200	203
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	4/1/28	1,655	1,777
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/28	220	224
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/29	505	545
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/29	245	251
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/30	255	263
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/31	555	575
[6]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/32	1,630	1,201
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/32	1,500	1,543
[6]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/33	3,090	2,185
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/33	1,510	1,547
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/34	1,000	1,020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	4/1/34	250	267
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/34	1,480	1,405
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/35	1,700	1,725
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/35	1,720	1,797
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/39	245	218
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	4/1/41	7,500	7,317
	Massachusetts Development Finance Agency Miscellaneous Revenue	3.000%	1/1/42	110	90
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/48	780	645
	Massachusetts Development Finance Agency Miscellaneous Revenue	3.000%	9/1/51	2,040	1,295
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/31	500	513
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/32	1,695	1,738
	Massachusetts Development Finance Agency Recreational Revenue	4.000%	7/1/41	4,310	4,251
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/35	2,955	3,498
[7]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.900%	9/1/23	1,200	1,200
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	3.870%	9/1/23	23,850	23,850
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/26	31,645	31,895
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/26	620	609
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.350%	6/1/27	2,170	2,133
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	12/1/27	1,650	1,614
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.250%	12/1/32	940	808
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	12/1/33	250	246
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	6/1/34	550	548
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	12/1/34	545	541
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/35	560	554
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/35	175	137
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/35	580	571
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/36	125	96
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/36	1,500	1,141
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.150%	12/1/36	355	272
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	12/1/37	790	709

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.150%	12/1/37	600	579
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.600%	12/1/37	625	641
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.900%	12/1/37	3,340	3,446
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/38	445	421
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	6/1/39	3,615	2,609
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	12/1/40	500	343
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	12/1/41	8,250	5,795
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	12/1/42	500	443
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	12/1/42	1,000	975
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.875%	12/1/42	2,300	2,353
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.150%	12/1/42	6,490	6,693
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/43	1,500	1,505
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	12/1/44	1,000	755
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	12/1/46	2,595	1,817
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/47	3,695	3,537
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	12/1/47	625	624
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/48	2,415	2,390
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	12/1/48	1,460	1,458
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.900%	12/1/48	1,500	1,511
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	12/1/49	2,810	2,058
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.400%	12/1/49	1,000	770
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/50	1,750	1,788
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	12/1/50	100	63
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,260	2,169
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,295	1,243
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,500	1,739
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/50	825	814
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.200%	12/1/52	1,540	1,351
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.875%	12/1/52	1,240	1,216
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	12/1/52	12,825	13,459

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.950%	12/1/53	2,500	2,535
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	12/1/54	7,790	5,493
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/54	5,000	3,718
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	12/1/57	4,445	3,897
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/57	1,840	1,822
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.450%	12/1/58	1,000	915
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/58	4,650	4,412
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/59	10,000	6,963
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.400%	12/1/64	1,575	1,408
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.100%	6/1/65	3,430	3,439
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	6/1/66	4,540	4,632
[1]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.060%	9/1/23	1,500	1,500
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	5.000%	7/1/34	655	736
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/35	650	654
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/36	600	600
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/37	1,055	1,046
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/38	750	735
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/39	600	586
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/40	1,000	969
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/41	1,000	968
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	500	557
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,845	2,034
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	850	937
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,000	1,095
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	600	657
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	700	763
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	670	731
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	500	543
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	615	668
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/41	500	540

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/44	5,000	5,267
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/46	4,340	4,616
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	10,690	11,179
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/35	6,500	6,537
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/35	2,500	2,622
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/38	2,000	1,715
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	2/15/43	10,750	10,514
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/44	5,765	6,093
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/45	120	128
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	24,560	25,717
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	5,110	5,351
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/50	8,825	6,551
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	7,160	7,603
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/30	730	758
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/31	855	887
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/34	675	697
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/36	2,000	2,016
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/36	570	582
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/37	775	775
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/37	2,000	1,984
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/37	630	633
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/38	250	248
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/39	2,000	1,951
[6]	Massachusetts State College Building Authority College & University Revenue	5.500%	5/1/39	4,725	5,587
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/40	4,475	4,362
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/40	600	591
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/41	1,280	825
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/41	1,500	1,470
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/42	555	538
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/43	1,335	829

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts State College Building Authority College & University Revenue	2.125%	5/1/46	2,100	1,267
	Massachusetts State College Building Authority College & University Revenue	2.125%	5/1/51	3,810	2,143
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/33	795	867
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/33	305	336
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/35	2,145	2,335
[9]	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	4.080%	9/6/23	1,950	1,950
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	4.140%	9/7/23	600	600
[5]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/25	5,000	5,196
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/26	7,510	7,937
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/26	2,240	2,367
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/30	2,110	2,405
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/30	4,335	4,664
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/33	5,000	5,885
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/34	1,000	1,170
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/35	1,000	1,158
[5]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/35	8,000	9,689
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/36	750	859
[5]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/36	1,530	1,846
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/37	2,000	2,188
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/37	1,000	1,129
[5]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	2,000	2,403
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/38	1,000	1,101
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/38	1,000	1,119
[10]	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/39	7,600	8,231
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/39	1,350	1,476
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/39	2,000	2,226
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	1,500	1,634
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	4,000	4,317
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	1,000	1,108
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/41	800	869

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/41	1,860	2,053
Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/42	380	407
Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/42	1,650	1,812
Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/43	5,000	5,242
Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/43	1,125	1,234
Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/44	220	235
Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/44	5,000	5,279
Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/45	5,330	5,687
Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/48	3,850	4,260
Massachusetts Water Resources Authority Water Revenue VRDO	4.080%	9/6/23	500	500
Massachusetts Water Resources Authority Water Revenue VRDO	4.020%	9/7/23	750	750
Medford MA GO	3.000%	7/15/32	810	780
Medford MA GO	3.000%	7/15/33	830	792
Medford MA GO	3.000%	7/15/34	860	811
Medford MA GO	3.000%	7/15/35	885	824
Medford MA GO	3.000%	7/15/36	910	832
Middleborough MA GO	2.000%	10/1/39	1,450	1,024
Middleborough MA GO	2.000%	10/1/40	1,450	1,003
Middleborough MA GO	2.000%	10/1/41	1,450	982
Middleborough MA GO	2.250%	10/1/45	5,800	3,820
Middleborough MA GO	2.350%	10/1/49	5,050	3,223
Middleton MA GO	2.000%	12/15/34	3,015	2,444
Middleton MA GO	2.000%	12/15/35	3,015	2,364
Middleton MA GO	2.125%	12/15/42	2,635	1,770
Milford MA GO	2.000%	12/1/34	2,650	2,151
Milford MA GO	2.250%	12/1/44	6,600	4,405
Milford MA GO	2.125%	12/1/48	4,000	2,458
Milford MA GO	2.500%	12/1/51	5,335	3,468
Millbury MA GO	4.000%	8/15/41	905	893
Millbury MA GO	4.000%	8/15/42	905	885
Millbury MA GO	4.000%	8/15/47	4,390	4,221
Minuteman Regional Vocational Technical School District GO	2.500%	1/15/43	20	15
Montague MA GO	2.375%	2/1/38	140	109
Natick MA GO	2.125%	8/1/38	100	75
Nauset MA Regional School District GO BAN	5.000%	5/16/24	11,585	11,709
Needham MA GO	3.000%	7/15/35	765	716
New Bedford MA GO	3.000%	3/1/34	335	318
New Bedford MA GO	3.000%	3/1/35	395	369
New Bedford MA GO	3.000%	3/1/37	235	210
New Bedford MA GO	3.250%	12/1/39	100	88
New Bedford MA GO	4.000%	9/1/40	1,460	1,450
New Bedford MA GO	4.000%	9/1/41	1,520	1,499
New Bedford MA GO	4.000%	9/1/42	1,565	1,530
New Bedford MA GO	4.000%	4/1/43	2,865	2,802
New Bedford MA GO	2.250%	9/1/43	825	564
New Bedford MA GO	3.250%	3/1/44	885	732
New Bedford MA GO	4.000%	4/1/48	4,820	4,616

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Bedford MA GO	4.000%	9/1/52	7,500	7,085
New Bedford MA GO	4.000%	4/1/53	3,955	3,726
North Middlesex MA Regional School District GO BAN	4.000%	2/2/24	19,532	19,588
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/35	900	947
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/36	935	975
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/37	975	1,007
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/38	1,015	1,030
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/39	1,055	1,059
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/40	1,095	1,087
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/41	1,140	1,125
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/42	1,185	1,159
Northeast Metropolitan Regional Vocational School District GO	3.000%	4/15/52	1,500	1,103
Norwood MA GO	4.000%	3/15/33	1,155	1,225
Norwood MA GO	3.000%	3/15/42	595	486
Norwood MA GO	4.000%	9/15/42	4,285	4,229
Norwood MA GO	4.000%	9/15/47	10,000	9,659
Orange MA GO	3.000%	6/1/36	400	363
Orange MA GO	3.000%	6/1/51	2,795	2,043
Palmer MA GO BAN	4.000%	11/30/23	770	771
Peabody MA GO	3.500%	7/1/37	115	107
Pittsfield MA GO	4.000%	12/1/47	1,390	1,336
Plymouth MA GO	3.000%	5/1/32	1,625	1,565
Plymouth MA GO	2.000%	5/1/34	1,000	824
Quincy MA GO	5.000%	6/1/32	275	322
Quincy MA GO	5.000%	7/1/32	450	528
Quincy MA GO	3.000%	6/1/33	1,330	1,269
Quincy MA GO	3.000%	6/1/34	1,360	1,288
Quincy MA GO	3.000%	7/1/34	200	189
Quincy MA GO	5.000%	6/1/36	750	844
Quincy MA GO	4.000%	6/1/37	500	518
Quincy MA GO	2.000%	7/1/37	170	126
Quincy MA GO	5.000%	9/15/37	600	666
Quincy MA GO	4.000%	6/1/38	500	508
Quincy MA GO	4.000%	9/15/38	715	727
Quincy MA GO	4.000%	6/1/39	500	502
Quincy MA GO	4.000%	6/1/40	750	745
Quincy MA GO	4.000%	9/15/40	650	645
Quincy MA GO	4.000%	6/1/41	260	256
Quincy MA GO	4.000%	9/15/41	355	350
Quincy MA GO	4.000%	6/1/42	390	381
Quincy MA GO	4.000%	9/15/42	275	269
Quincy MA GO	2.000%	1/15/46	3,000	1,830
Quincy MA GO	2.000%	6/1/46	2,155	1,319
Quincy MA GO	5.000%	6/1/47	7,000	7,760
Quincy MA GO	5.000%	6/1/50	2,000	2,137
Quincy MA GO	5.000%	7/1/51	1,500	1,602
Quincy MA GO BAN	5.000%	1/12/24	15,000	15,090
Randolph MA GO	3.375%	9/15/35	830	796
Randolph MA GO	3.375%	9/15/36	785	741

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rowley MA GO	3.500%	7/15/43	1,625	1,427
	Salem MA GO	3.000%	9/15/34	620	585
	Salem MA GO	3.000%	9/15/35	585	540
	Salem MA GO	3.000%	9/15/36	605	546
	Salisbury MA GO	2.000%	8/1/28	400	363
	Saugus MA GO	3.000%	9/15/32	800	770
	Saugus MA GO	3.000%	9/15/33	980	934
	Saugus MA GO	3.000%	9/15/35	135	125
	Saugus MA GO	3.000%	9/15/36	1,500	1,366
	Sharon MA GO	3.000%	2/15/32	2,040	1,960
	Sharon MA GO	3.125%	2/15/37	155	134
	Somerset MA GO	4.000%	4/1/40	1,815	1,802
	Somerville MA GO	4.000%	6/1/31	730	773
	Somerville MA GO	3.000%	6/1/32	1,050	1,025
	Somerville MA GO	3.000%	6/1/33	750	726
	Somerville MA GO	2.000%	6/1/40	1,755	1,215
	Springfield MA GO	2.000%	9/1/34	100	82
	Springfield MA GO	4.000%	3/1/39	965	965
	Springfield MA GO	4.000%	3/1/40	1,400	1,390
	Springfield MA GO	4.000%	3/1/41	2,080	2,052
	Springfield MA GO	4.000%	3/1/42	1,155	1,130
[5]	Springfield MA GO	3.500%	3/1/47	210	176
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/30	150	156
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/32	325	337
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/33	350	361
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/34	400	412
	Stoneham MA GO	2.500%	1/15/52	1,960	1,274
	Stoughton MA GO	3.000%	10/15/32	1,920	1,828
	Stoughton MA GO	3.000%	10/15/35	370	343
	Swampscott MA GO	3.000%	3/1/52	2,500	1,863
	Taunton MA GO	4.000%	8/15/31	915	946
	Taunton MA GO	4.000%	8/15/33	775	799
	Tewksbury MA GO	3.000%	6/1/33	2,720	2,596
	Tisbury MA GO	4.000%	3/15/40	1,070	1,064
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/33	2,000	2,209
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/33	335	382
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/34	1,150	1,233
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/34	345	392
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/35	5,360	5,726
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/35	3,035	3,323
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/36	3,400	3,696
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/38	3,790	4,000
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/39	1,000	1,071
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/46	5,000	4,776
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/47	15,870	16,714

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/50	8,450	8,919
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/52	19,000	20,100
	Upton MA GO	2.250%	8/15/46	150	97
	Wakefield MA GO	4.000%	9/15/47	3,095	3,012
	Watertown MA GO	5.000%	4/15/26	1,000	1,051
	Watertown MA GO	3.375%	4/15/42	100	88
	Webster Town MA GO (State Qualified School Project Loan)	5.000%	12/1/24	355	363
	West Springfield MA GO	2.000%	5/15/37	840	628
	West Springfield MA GO	2.000%	5/15/38	840	609
	West Springfield MA GO	2.000%	5/15/39	835	591
	West Springfield MA GO	2.000%	5/15/40	835	578
	West Springfield MA GO	2.000%	5/15/41	835	566
	West Springfield MA GO	2.125%	5/15/42	705	478
	West Springfield MA GO	2.125%	5/15/43	705	471
	West Springfield MA GO	2.250%	5/15/46	2,115	1,380
	Westwood MA GO	4.000%	8/15/52	4,605	4,468
	Weymouth MA GO	3.000%	9/15/37	140	123
	Weymouth MA GO	2.000%	9/15/40	505	346
	Weymouth MA GO	2.000%	9/15/45	2,355	1,464
	Weymouth MA GO	2.250%	9/15/50	5,000	3,069
	Worcester MA GO	3.000%	2/1/32	230	221
	Worcester MA GO	3.000%	2/1/33	2,155	2,060
[5]	Worcester MA GO	4.000%	2/1/33	4,900	5,159
[5]	Worcester MA GO	4.000%	2/1/35	4,325	4,526
[5]	Worcester MA GO	5.000%	2/15/37	2,000	2,202
	Worcester MA GO	2.250%	2/1/40	100	73
[5]	Worcester MA GO	4.000%	2/15/40	2,410	2,393
[5]	Worcester MA GO	2.000%	2/15/43	300	192
[5]	Worcester MA GO	2.500%	2/1/44	4,550	3,224
[5]	Worcester MA GO	2.000%	2/15/44	1,940	1,216
	Worcester MA GO	4.000%	6/1/44	535	522
[5]	Worcester MA GO	4.000%	2/15/45	1,635	1,588
[5]	Worcester MA GO	4.000%	2/15/46	1,005	971
	Worcester MA GO	4.000%	6/1/46	480	464
	Worcester MA GO	2.000%	2/1/48	3,140	1,915
	Worcester MA GO	2.000%	2/1/49	3,200	2,012
	Worcester MA GO	2.125%	2/1/50	3,325	2,035
					2,347,049
Guam (0.1%)
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	315	270
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/23	1,000	1,001
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	745	752
					2,023
Puerto Rico (1.5%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	120	116
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	8,204	8,356
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	5,842	6,087
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	2,665	2,815
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	3,631	3,919
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	686	417
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	919	858
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	293	269
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	285	256

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	86	71
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	1,110	1,137
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	500	505
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	750	758
	Puerto Rico Highway & Transportation Authority Highway Revenue	0.000%	7/1/32	279	179
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	158	153
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,281	1,095
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	377	294
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,065	1,474
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	688	444
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	3,885	3,679
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	2,754	764
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	3,100	2,898
					36,544
Total Tax-Exempt Municipal Bonds (Cost $2,547,845)					2,385,616
Total Investments (98.7%) (Cost $2,547,845)					2,385,616
Other Assets and Liabilities—Net (1.3%)					30,665
Net Assets (100%)					2,416,281
Cost is in $000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2023, the aggregate value was $57,855,000, representing 2.4% of net assets.
2	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
3	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
7	Scheduled principal and interest payments are guaranteed by bank letter of credit.
8	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
9	Scheduled principal and interest payments are guaranteed by bank letter of credit.
10	Securities with a value of $337,000 have been segregated as initial margin for open futures contracts.
BAN—Bond Anticipation Note.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2023	459	49,077	278

Short Futures Contracts
Ultra Long U.S. Treasury Bond	December 2023	(93)	(12,041)	(105)
				173
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	2,385,616	—	2,385,616
Derivative Financial Instruments
Assets
Futures Contracts[1]	278	—	—	278
Liabilities
Futures Contracts[1]	105	—	—	105
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.